CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Oct. 31, 2014	Oct. 31, 2013
Reconciliation of net loss to net cash used in operating activities:
Net loss	$ (9,606,314)	$ (10,080,086)
Stock option compensation to employees	2,127,719	2,693,121
Stock option compensation to consultants	1,022,080	1,105,018
Common stock issued to consultants	84,698	304,685
Change in value of derivative liability	592,945	(475,189)
Loss on extinguishment of debt	2,699,022	343,517
Accrued interest reversed on conversion of convertible debenture	173,833
Amortization of convertible debenture discount charge to interest expense	634,267	991,180
Impairment in value of investment in Videocon Industries Limited GDR’s	62,825	1,184,710
Amortization of patents	314,453
Amortized interest on patent acquisition obligations charged to interest expense	385,770
Common stock issued to pay interest on convertible debentures	61,778	98,739
Common stock issued to acquire patent license	16,400	42,000
Other	38,225	9,753
Change in operating assets and liabilities:
Accounts receivable	(225,000)	(175,000)
Prepaid expenses and other current assets	100,069	(78,320)
Accounts payable and accrued expenses	(27,044)	641,331
Royalties and contingent legal fees payable	352,333	207,743
Deferred revenue	(1,187,320)
Net cash used in operating activities	(2,379,261)	(3,186,798)
Cash flows from investing activities:
Disbursements to acquire short-term investments in certificates of deposit	(5,200,000)	(250,000)
Proceeds from maturities of short-term investments in certificates of deposit	2,700,000	750,000
Other	(6,684)	(676)
Net cash (used in) provided by investing activities	(2,506,684)	499,324
Cash flows from financing activities:
Proceeds from issuance of convertible debentures	3,500,000	1,765,000
Proceeds from sale of common stock, net of expense	3,673,135	1,050,405
Payments to redeem convertible securities	(200,000)
Net cash provided by financing activities	7,349,019	3,245,953
Proceeds from exercise of warrants to purchase common stock	300,009	380,800
Proceeds from exercise of employee stock options	75,875	25,610
Net increase in cash and cash equivalents	2,463,074	558,479
Cash and cash equivalents at beginning of year	898,172	339,693
Cash and cash equivalents at end of year	3,361,246	898,172
Supplemental disclosure of non-cash investing and financing activities:
Non-cash patent acquisition	3,036,011
Common stock issued to acquire patent license	185,600	42,000
Common stock issued upon conversion of debentures	2,735,349	1,353,364
Fair value of debenture embedded conversion feature, at issuance	1,570,000	1,180,000
Relative fair value of convertible debenture warrant, at issuance	513,112	214,819
Non-cash acquisition of 20,000,000 shares of common stock	4,134,516
Common stock and preferred stock issued upon conversion of convertible debentures due November 2016	2,935,387	603,364
Cancellation of loan receivable from former affiliate	(5,000,000)
Cancellation of loan payable to former affiliate	5,000,000
ZQX Advisors LLC [Member]
Cash flows from financing activities:
Proceeds from sale of common stock, net of expense		24,138
Convertible Debenture Due November 2016 [Member]
Supplemental disclosure of non-cash investing and financing activities:
Common stock and preferred stock issued upon conversion of convertible debentures due November 2016	$ 5,229,641